Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Report on Form 6-K/A (the “Amendment”) amends the Report on Form 6-K filed on May 5, 2022 (the “Original 6-K”) containing the Company’s unaudited Consolidated Interim Financial Statements at March 31, 2022.
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40377
Entity Registrant Name	Valneva SE
Entity Central Index Key	0001836564